CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Net income (loss)	$ (149,864)	$ (67,226)	$ (62,300)
Other comprehensive income (loss), net of tax:
Changes in unrealized gain on available for sale securities	(60)	17	10
Foreign currency translation adjustments	46	(85)	(128)
Total other comprehensive income (loss), net of tax	(14)	(68)	(118)
Comprehensive income (loss)	$ (149,878)	$ (67,294)	$ (62,418)